Shareholders' Equity (Details) - Schedule of RSUs under the company’s 2013 Share Option Plan - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Shareholders' Equity (Details) - Schedule of RSUs under the company’s 2013 Share Option Plan [Line Items]
Number of RSUs, Outstanding, beginning balance	1,048,929
Weighted average remaining contractual term (in years), Outstanding, beginning balance	1 year 6 months 14 days
Aggregate intrinsic value, Outstanding, beginning balance (in Dollars) | $	$ 13,689
Number of RSUs, Granted	418,733
Number of RSUs, Vested	(583,896)
Number of RSUs, Cancelled	(103,069)
Number of RSUs, Outstanding, ending balance	780,697
Weighted average remaining contractual term (in years), Outstanding, ending balance	1 year 6 months 10 days
Aggregate intrinsic value, Outstanding, ending balance (in Dollars) | $	$ 8,541